Related Party Transactions (Tables) - Nukkleus Inc.[Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of General Support Services Provided to the Related Party

During the three and nine months ended June 30, 2023 and 2022, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Service provided to:
TCM	$4,800,000	$4,800,000	$14,400,000	$14,400,000
	$4,800,000	$4,800,000	$14,400,000	$14,400,000

During the three and nine months ended June 30, 2023 and 2022, services received from the related party, which was recorded as cost of revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Service received from:
FXDIRECT	$4,675,000	$4,725,000	$14,125,000	$14,175,000
	$4,675,000	$4,725,000	$14,125,000	$14,175,000
During the years ended September 30, 2022 and 2021, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:
	Years Ended September 30,
	2022	2021
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000
	Years Ended September 30,
	2022	2021
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

During the years ended September 30, 2022 and 2021, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:

At June 30, 2023 and September 30, 2022, due from affiliates consisted of the following:

	June 30, 2023	September 30, 2022
Digiclear	$229,837	$35,762
Jacobi	24,422	—
FXDD Mauritius(1)	3,012	—
TCM	51,190	895,374
Total	$308,461	$931,136

(1)      FXDD Mauritius is controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

At September 30, 2022 and 2021, due from related parties consisted of the following:
	September 30, 2022	September 30, 2021
NUKK Capital (*)	$—	$144,696
Digiclear	35,762	—
TCM	895,374	2,473,177
Total	$931,136	$2,617,873

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

Schedule of Due to Related Parties

At June 30, 2023 and September 30, 2022, due to affiliates consisted of the following:

	June 30, 2023	September 30, 2022
Forexware LLC(1)	$1,211,665	$1,079,229
FXDIRECT	3,289,537	3,042,101
Currency Mountain Holdings Bermuda, Limited (“CMH”)	42,000	42,000
FXDD Trading(1)	498,963	242,113
Markets Direct Payments(1)	2,415	2,114
Match Fintech Limited(2)	55,551	106,506
Total	$5,100,131	$4,514,063

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by affiliates of the Company.

At September 30, 2022 and 2021, due to related parties consisted of the following:
	September 30, 2022	September 30, 2021
Forexware LLC(1)	$1,079,229	$579,229
FXDIRECT	3,042,101	3,341,893
CMH	42,000	42,000
FXDD Trading(1)	242,113	294,670
Markets Direct Payments(1)	2,114	—
Match Fintech Limited(2)	106,506	—
Total	$4,514,063	$4,257,792

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by the Company’s managers.